Insurance Contract Liabilities and Investment Contract Liabilities - Changes in Insurance Contract Liabilities and Reinsurance Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Insurance contract liabilities
Insurance contract liabilities, beginning balance	$ 121,923
Insurance contract liabilities, change in balances on in-force policies	7,632	$ (3,094)
Insurance contract liabilities, balances arising from new policies	4,098	3,780
Insurance contract liabilities, method and assumption changes	(363)	(374)
Insurance contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	11,367	312
Insurance contract liabilities, other changes	(123)	0
Insurance contract liabilities, foreign exchange rate movements	(2,252)	3,499
Insurance contract liabilities, ending balance	131,184	121,923
Reinsurance assets
Reinsurance assets, beginning balance	4,141
Reinsurance assets, change in balances on in-force policies	268	(129)
Reinsurance assets, change in balances arising from new policies	136	128
Reinsurance assets, method and assumption changes	(376)	(96)
Reinsurance assets, increase (decrease) in Insurance contract liabilities and Reinsurance assets	28	(97)
Reinsurance assets, other changes	(123)	0
Reinsurance assets, foreign exchange rate movements	(163)	247
Reinsurance assets, ending balance	4,024	4,141
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	117,782
Net change in balances on in-force policies	7,364	(2,965)
Net balance arising from new policies	3,962	3,652
Net method and assumption change	13	(278)
Net increase (decrease) in Insurance contract liabilities and Reinsurance assets	11,339	409
Net, other changes	0	0
Net foreign exchange rate movement	(2,089)	3,252
Net insurance contract liabilities and reinsurance assets, ending balance	127,160	117,782
Balances before Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	114,902	111,091
Insurance contract liabilities, ending balance	123,894	114,902
Reinsurance assets
Reinsurance assets, beginning balance	3,653	3,503
Reinsurance assets, ending balance	3,395	3,653
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	111,249	107,588
Net insurance contract liabilities and reinsurance assets, ending balance	120,499	111,249
Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	7,021
Insurance contract liabilities, ending balance	7,290	7,021
Reinsurance assets
Reinsurance assets, beginning balance	488
Reinsurance assets, ending balance	629	488
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	6,533
Net insurance contract liabilities and reinsurance assets, ending balance	$ 6,661	$ 6,533